Expense Example, No Redemption - Small Cap Special Values Fund - Small Cap Special Values Fund	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 81
Expense Example, No Redemption, 3 Years	276
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	$ 1,098